Borrowings	12 Months Ended
Jul. 31, 2026
Debt Disclosure [Abstract]
BORROWINGS

9. BORROWINGS

Long-term borrowings

As of July 31, 2025 and 2026, the Group had the below long-term borrowings for working capital purposes:

			As of July 31,
			2025		2026
Lender	Annual Interest Rate	Maturity	Long-term borrowings, current portion	Long-term borrowings	Long-term borrowings, current portion	Long-term borrowings
Japan Finance Corporation	0.45%	30/11/2026	$-	$1,992,033	$1,884,896	-
Japan Finance Corporation	0.50%	29/02/2032	-	1,328,021	-	1,256,597
Japan Finance Corporation	1.11%	30/11/2026	-	664,011	628,299	-
Japan Finance Corporation	1.06%	28/02/2029	-	664,011	-	628,299
Japan Finance Corporation	0.36%	25/06/2028	54,980	105,378	52,023	47,688
Ohkawara Co., Ltd.(1)	2.00%	31/08/2026	-	332,005	314,149	-
The Johnan Shinkin Bank(1)	1.80%	20/04/2028	110,677	193,632	104,725	78,493
The Johnan Shinkin Bank(1)	1.80%	20/04/2028	66,454	115,976	62,880	46,859
The Johnan Shinkin Bank(1)	1.80%	20/04/2028	44,303	77,317	41,920	31,239
The Johnan Shinkin Bank(1)	1.60%	20/07/2026	53,015	-	-	-
The Johnan Shinkin Bank(1)	1.67%	20/02/2026	38,499	-	-	-
Narumi Okazaki(2)	1.65%	31/07/2028	-	-	-	2,136,815
Total			$367,928	$5,472,384	$3,088,892	4,225,990

(1)	As of July 31, 2025 and 2026, the Group had bank borrowings of US$699,873 and US$366,116 from The Johnan Shinkin Bank, and US$332,005 and US$314,149 from Ohkawara Co., Ltd., respectively. All of these borrowings were guaranteed by the individual significant shareholder of the Group, Narumi Okazaki.

(2)	For the year ended July 31, 2026, the Group obtained 17 individual borrowings from Narumi Okazaki for working capital purposes. As of July 31, 2025 and 2026, the aggregate fair value of these borrowings was nil and US$2,136,815, respectively. The borrowings bear contractual interest at 1.65% per annum. For initial measurement, the Group discounted the contractual cash flows using a market discount rate of 10.5% per annum to determine the fair value of the borrowings. The maturity dates, originally July 31, 2026, were extended to July 31, 2028.

Short-term borrowings

For the year ended July 31, 2026, the Group obtained another four individual borrowings from others for working capital purposes. The details are as below:

	Annual Interest		As of July 31,
Lender	Rate	Maturity	2025	2026
Ogawa Kikaku Co., Ltd.	10.00%	2026/11/30	$-	$314,148
Saito’s One-Off Co., Ltd.	12.00%	2027/1/29	-	188,490
E-Life Group Co., Ltd.	12.00%	2027/1/29	-	188,490
Yoshihiko Sano	12.00%	2027/1/29	-	125,660
Total			$-	$816,788

All of these short-term borrowings were guaranteed by the individual significant shareholder of the Group, Narumi Okazaki.

Interest expenses of the borrowings were US$54,637 and US$77,989 for the years ended July 31, 2025 and 2026, respectively. As of July 31, 2025 and 2026, the weighted average interest rates were 0.91% and 2.07% per annum, respectively.